Capital adequacy (Tables)	9 Months Ended
Sep. 30, 2018
Capital adequacy
Schedule of capital adequacy

	September 30, 2018	December 31, 2017
Capital ratios excl. of buffer requirements1
Common Equity Tier 1 capital ratio	20.1%	20.6%
Tier 1 capital ratio	20.1%	20.6%
Total capital ratio2	20.1%	23.0%

Institution-specific Common Equity Tier 1 capital requirement incl. buffers3	8.5%	8.4%
of which minimum Common Equity Tier 1 requirement	4.5%	4.5%
of which Capital conservation buffer	2.5%	2.5%
of which Countercyclical Buffer	1.5%	1.4%
of which Systemic Risk Buffer	—	—

Common Equity Tier 1 capital available to meet buffers4	14.1%	14.6%

Total capital ratio according to Basel I floor	n.a.	21.9%

1Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

2The reduction in Total capital ratio is mainly due to the fact that the Tier 2 capital is no longer included in Own funds. See footnote 1 in the table “Own funds - Adjusting items” below.

3Expressed as a percentage of total risk exposure amount.

4Common Equity Tier 1 capital ratio as reported less minimum requirement of 4.5 percent (excluding buffer requirements) and less 1.5 percent, consisting of Common Equity Tier 1 used to meet the Tier 1 requirements, since SEK does not have any Additional Tier 1 capital.

Schedule of own funds

Skr mn	September 30, 2018	December 31, 2017
Share capital	3,990	3,990
Retained earnings	13,754	12,782
Accumulated other comprehensive income and other reserves	-186	30
Independently reviewed profit net of any foreseeable charge or dividend	318	540

Common Equity Tier 1 (CET1) capital before regulatory adjustments	17,876	17,342
Additional value adjustments due to prudent valuation	-491	-396
Intangible assets	-49	-66
Fair value reserves related to gains or losses on cash flow hedges	-9	-25
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	162	446
Negative amounts resulting from the calculation of expected loss amounts	-126	-65

Total regulatory adjustments to Common Equity Tier 1 capital	-513	-106

Total Common Equity Tier 1 capital	17,363	17,236
Additional Tier 1 capital	—	—

Total Tier 1 capital	17,363	17,236
Tier 2-eligible subordinated debt1	—	2,049
Credit risk adjustments2	—	—

Total Tier 2 capital	—	2,049

Total Own funds	17,363	19,285
Total Own funds according to Basel I floor	n.a.	19,350

1In June 2018, SEK received permission from its competent authority (Swedish FSA) to call its Tier 2 eligible subordinated debt instrument in accordance with its terms. As a result of  the permission from Swedish FSA, SEK was required to reduce the level of own funds by the outstanding principal amount of the instrument. The Board of Directors of SEK in September 2018 decided that SEK will exercise its right to call the instrument.

2Expected loss amount calculated according to the IRB approach is a gross deduction from Own funds. The gross deduction is decreased by impairment related to exposure ratios for which expected loss is calculated. Excess amounts of such impairment will increase Own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount according to the IRB approach related to exposures to central governments, corporates and financial institutions. As of September 30, 2018, the limitation rule has not had any effect (year-end 2017: no effect).

Schedule of minimum capital requirements exclusive of buffers

	September 30, 2018			December 31, 2017
Skr mn	EAD1	Risk exposure amount	Minimum capital requirement	EAD1	Risk exposure amount	Minimum capital requirement
Credit risk standardized method
Corporates	1,453	1,453	116	1,316	1,316	105

Total credit risk standardized method	1,453	1,453	116	1,316	1,316	105

Credit risk IRB method
Central Governments	171,388	9,871	790	161,429	9,331	747
Financial institutions2	31,756	9,748	780	38,163	12,688	1,015
Corporates 3	114,542	58,807	4,705	104,630	53,763	4,301
Assets without counterparty	100	100	8	121	121	10

Total credit risk IRB method	317,786	78,526	6,283	304,343	75,903	6,073

Credit valuation adjustment risk	n.a.	2,075	166	n.a.	1,989	159
Foreign exchange risk	n.a.	959	76	n.a.	1,326	106
Commodities risk	n.a.	11	1	n.a.	13	1
Operational risk	n.a.	3,284	263	n.a.	3,284	263

Total	319,239	86,308	6,905	305,659	83,831	6,707
Adjustment according to Basel I floor	n.a.	n.a.	n.a.	n.a.	4,503	360
Total incl. Basel I floor	n.a.	n.a.	n.a.	n.a.	88,334	7,067

1Exposure at default (EAD) shows the size of the outstanding exposure at default.

2Of which counterparty risk in derivatives: EAD Skr 5,009 million (year-end 2017: Skr 4,131 million), Risk exposure amount of Skr 1,827 million (year-end 2017: Skr 1,574 million) and Capital requirement of Skr 146 million (year-end 2017: Skr 126 million).

3Of which related to specialized lending: EAD Skr 3,438million (year-end 2017: Skr 2,478 million), Risk exposure amount of Skr 2,235 million.
(year-end 2017: Skr 1,643 million) and Capital requirement of Skr 179 million (year-end 2017: Skr 131 million).

Schedule of leverage ratio

Skr mn	September 30, 2018	December 31, 2017
Exposure measure for the leverage ratio
On-balance sheet exposures	277,129	249,244
Off-balance sheet exposures	35,418	42,168

Total exposure measure	312,547	291,412
Leverage ratio	5.6%	5.9%

Schedule of internally assessed economic capital excluding buffer
Skr mn	September 30, 2018	December 31, 2017
Credit risk	6,937	6,898
Operational risk	142	142
Market risk	1,226	1,573
Other risks	177	170
Capital planning buffer	1,966	2,005

Total	10,448	10,788